Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Components of Intangible Assets

Intangible assets consist of the following:

	2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,142	$(19,700)	$46,442	14
Covenants not to compete	15,015	(14,625)	390	1
Trade names	22,979	—	22,979	None (Indefinite Life)

Total	$104,136	$(34,325)	$69,811

	2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,723	$(16,585)	$50,138	16
Covenants not to compete	15,062	(13,754)	1,308	4
Trade names	23,145	—	23,145	None (Indefinite Life)

Total	$104,930	$(30,339)	$74,591

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2014	$3,552
2015	3,229
2016	3,218
2017	3,208
2018	3,204

$16,411

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2013 and 2012:

Balance as of June 30, 2011	$125,750

Goodwill related to acquisitions	19,392
Foreign currency effects on Goodwill	(2,452)

Balance as of June 30, 2012	$142,690

Goodwill related to the finalization of purchase accounting for 2012 acquisitions	(2,983)
Foreign currency effects on Goodwill	(1,395)

Balance as of June 30, 2013	$138,312